[AXA EQUITABLE LOGO]	DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

February 15, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Selective Review Request

AXA Equitable Life Insurance Company

Separate Account No. 49 of AXA Equitable Life Insurance Company

Initial Registration Statement on Form N-4

File No. 811-07659

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account No. 49.

This Registration Statement relates to a new version of the Structured Capital Strategies® Plus variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 49. The contract will be offered and sold through AXA Equitable’s retail distribution channel. To this end, the principal underwriter of Separate Account 49, and the distributor of Structured Capital Strategies® 16 contracts is AXA Advisors, Inc., which is an affiliate of AXA Equitable.

Structured Capital Strategies® 16 is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-207256 and has been offered continuously since it became effective under the 1933 Act.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies® Plus design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial N-4 Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® 16 Registration Statement as recently as December 28, 2016.

The principal differences between the new Structured Capital Strategies® Plus and Structured Capital Strategies® 16 are:

•	eliminating Series C and Series ADV;

•	eliminating Choice Segments;

•	only offering three Indices instead of ten Indices;

•

only offering 6-year Segments instead of 1-year, 3-year and 5-year Segments (with one exception – certain 1-year Segments are available in Structured Capital Strategies® Plus once the Segment Maturity Date Requirement for 6-year Segments can no longer be met because the next Segment Start Date is less than six years from the maturity date);

•

reserving the right to use an investment rate instead of a swap rate to calculate the present value of the fair value of hypothetical fixed instruments when calculating the Segment Interim Value in the future; and

•	increasing the withdrawal charge.

Under these circumstances, we believe a limited staff review is appropriate.

Please note that the prospectus contained in this N-4 Registration Statement is also being filed today in a separate registration statement on Form S-3 (the “S-3 Registration Statement”) by AXA Equitable. The S-3 Registration Statement relates to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® Plus contracts to be offered by AXA Equitable.

We would like to have Structured Capital Strategies® Plus effective by April 24, 2017. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before March 27, 2017, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith
Darin Smith